The Eaton Vance Municipals Trust II
For the Florida Insured, Hawaii & Kansas Municipals Funds

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Annual Shareholders Report
January 31, 1997



Florida Insured Municipals Portfolio
Portfolio of Investments - January 31, 1997

Tax-Exempt Investments - 100%

Ratings (Unaudited)
------------------  Principal
                       Amount
         Standard        (000
Moody's  & Poor's     Omitted)  Security                                             Value
------------------------------------------------------------------------------------------

                                Escrowed - 2.5%
Aaa      AAA            $500    Gainsville,  Florida
                                Utility, 8.125%,
                                10/1/14(2)                                        $633,065
                                                                               -----------

                                Housing - 12.1%
Aaa      NR             $365    Duval, Florida HFA
                                SFMR (GNMA)
                                (AMT), 6.70%, 10/1/26                             $378,618
Aaa      AAA             750    Escambia, Florida
                                HFA SFMR (GNMA)
                                (AMT), 7.00%, 4/1/28                               794,663
Aaa      NR              740    Manatee, Florida
                                HFA SFMR (GNMA)
                                (AMT), 6.875%,
                                11/1/26                                            786,716
NR       AAA           1,000    Pinellas, Florida
                                HFA SFMR (GNMA)
                                (AMT), 6.70%, 2/1/28                             1,038,360
                                                                               -----------
                                                                                $2,998,357
                                                                               -----------

                                Insured Education - 3.5%
Aaa      AAA            $500    Florida A&M
                                University (MBIA),
                                5.625%, 7/1/25                                    $494,380
Aaa      AAA             400    University of Florida
                                (MBIA), 5.50%, 7/1/23                              384,120
                                                                               -----------
                                                                                  $878,500
                                                                               -----------
                                Insured Electric Utilities - 5.2%
Aaa      AAA            $445    Citrus, Florida PCR
                                FL Power (MBIA),
                                6.35%, 2/1/22                                     $470,369
Aaa      AAA             895    Florida State Municipal
                                Power Agency -
                                Stanton II Project
                                (AMBAC), 4.50%,
                                10/1/27                                            722,023
Aaa      AAA              50    Key West, Florida
                                Utility Board Electric
                                Revenue (AMBAC),
                                6.75%, 10/1/13                                      54,710
Aaa      AAA              50    Puerto Rico Electric
                                Power Authority -
                                Stripes (FSA),
                                Variable, 7/1/02 (1)                                54,438
                                                                               -----------
                                                                                $1,301,540
                                                                               -----------

                                Insured General
                                Obligation - 3.7%
Aaa      AAA          $1,000    Massachusetts Turnpike
                                Authority Revenue
                                (FGIC), 5.125%, 1/1/23                            $916,890
                                                                               -----------

                                Insured Hospitals - 0.9%
Aaa      AAA            $200    Dade, Florida - Jackson
                                Memorial Hospital
                                (MBIA), 4.875%, 6/1/15                            $180,210
Aaa      AAA              50    Hillsborough, Florida -
                                Tampa General Hospital
                                (FSA), 6.375%, 10/1/13                              52,718
                                                                               -----------
                                                                                  $232,928
                                                                               -----------

                                Insured Housing - 8.3%
Aaa      AAA            $500    Florida HFA - Maitland
                                Club Apartments
                                (AMBAC) (AMT),
                                6.875%, 8/1/26                                    $526,780
Aaa      AAA             500    Florida HFA -
                                Spinnaker Cove
                                Apartments (AMBAC)
                                (AMT), 6.50%, 7/1/36                               512,520
Aaa      AAA           1,000    Florida HFA -
                                Mariner Club
                                Apartments (AMBAC),
                                6.375%, 9/1/36                                   1,015,900
                                                                               -----------
                                                                                $2,055,200
                                                                               -----------
                                Insured Industrial
                                Development Revenue - 2.0%
Aaa      AAA            $500    Dade Florida Resource
                                Recovery (AMBAC)
                                (AMT), 5.50%, 10/1/13                             $491,930
                                                                               -----------

                                Insured Special Tax - 29.4%
Aaa      AAA          $1,000    Bradenton, Florida
                                Special Revenue Sub
                                Lien (FGIC), 5.00%,
                                10/1/15                                           $940,370
Aaa      AAA             500    Broward, Florida
                                Professional Sports
                                Facilities (MBIA),
                                5.625%, 9/1/28                                     493,425
Aaa      AAA            $500    Dade, Florida
                                Convention Center
                                Special Tax (AMBAC),
                                5.00%, 10/1/35                                    $447,320
Aaa      AAA           1,225    Florida State Finance
                                Department -
                                Environmental
                                Preservation (MBIA),
                                4.75%, 7/1/09                                    1,152,002
Aaa      AAA           1,000    Jacksonville, Florida
                                Excise Taxes Revenue
                                (FGIC), 5.00%, 10/1/16                             931,760
Aaa      AAA           1,000    Jacksonville, Florida
                                Sales Tax River City
                                (FGIC) (AMT), 5.70%,
                                10/1/09                                          1,023,320
Aaa      AAA             745    Jacksonville, Florida
                                Sales Tax River City
                                (FGIC), 5.375%,
                                10/1/18                                            719,067
Aaa      AAA             250    Orange, Florida Tourist
                                Development Tax
                                (MBIA), 6.00%,
                                10/1/24                                            256,895
Aaa      AAA             795    St. Petersburg, Florida
                                Excise Tax (FGIC),
                                5.00%, 10/1/16                                     736,273
Aaa      AAA             340    Sunrise, Florida Public
                                Facilities Capital
                                Appreciation (MBIA),
                                0%, 10/1/15                                        119,952
Aaa      AAA             500    Tampa Florida
                                Occupational - License
                                Tax (FGIC), 5.50%,
                                10/1/27                                            482,805
                                                                               -----------
                                                                                $7,303,189
                                                                               -----------

                                Insured Transportation - 7.8%
Aaa      AAA          $1,000    Dade, Florida Seaport
                                Revenue (MBIA),
                                5.125%, 10/1/16                                   $946,580
Aaa      AAA             500    Florida State Turnpike
                                Authority (FGIC),
                                5.00%, 7/1/19                                      455,110
Aaa      AAA             500    Florida State Turnpike
                                Authority (FGIC),
                                5.50%, 7/1/21                                      487,840
Aaa      AAA              50    Greater Orlando,
                                Florida Aviation
                                Authority (FGIC)
                                (AMT), 6.375%, 10/1/21                              52,463
                                                                               -----------
                                                                                $1,941,993
                                                                               -----------
                                Insured Water & Sewer - 24.6%

Aaa      AAA            $130    Charlotte, Florida
                                Utility Revenue
                                (FGIC), 5.625%,
                                10/1/21                                           $128,621
Aaa      AAA              75    Cocoa, Florida
                                Water & Sewer
                                (AMBAC), 5.00%,
                                10/1/23 (2)                                         67,228
Aaa      AAA             750    Dade, Florida
                                Water & Sewer System
                                (FGIC), 5.50%, 10/1/25                             726,300
Aaa      AAA             325    Dade, Florida
                                Water & Sewer System
                                (FGIC), 5.375%,
                                10/1/16                                            317,648
Aaa      AAA             735    Enterprise, Florida
                                Community District
                                Water & Sewer
                                (MBIA), 6.125%, 5/1/24                             758,424
Aaa      AAA           1,000    Jacksonville, Florida
                                Water & Sewer
                                (AMBAC), 6.35%,
                                8/1/25                                           1,050,430
Aaa      AAA           1,000    Lee, Florida Utility -
                                Bonita Springs Project
                                (MBIA) (AMT), 6.05%,
                                11/1/20                                          1,021,690
Aaa      AAA              70    North Port, Florida
                                Utility (FGIC), 6.25%,
                                10/1/17                                             73,443
Aaa      AAA             500    North Port, Florida
                                Utility (FGIC), 6.25%,
                                10/1/22                                            523,635
Aaa      AAA             155    Sanford, Florida
                                Water & Sewer
                                (AMBAC), 4.50%,
                                10/1/21                                            127,934
Aaa      AAA             400    Titisville, Florida
                                Water & Sewer
                                (MBIA), 6.00%, 10/1/24                             411,032
Aaa      AAA           1,000    Vero Beach, Florida
                                Water & Sewer
                                (FGIC), 5.00%, 12/1/21                             899,580
                                                                               -----------
                                                                                $6,105,965
                                                                              -----------
Total Tax-Exempt Investments
 (Identified cost, $23,841,427)                                                $24,859,557
                                                                               -----------

(1) Security has been issued as an inverse floater bond.

(2) Security has been segregated to cover margin requirements for open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at January 31, 1997, 85.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.  At January 31, 1997, the Portfolio's insured securities by financial institution are as follows:

                                                            % of
                                   Market Value     Market Value
                                  -------------     ------------
American Municipal Bond
Assurance Corp. (AMBAC)             $ 5,016,775        20.2%
Financial Guaranty Assurance
Assoc. (FGIC)                         9,415,126        37.9
Financial Security
Assurance (FSA)                         107,156         0.4
Municipal Bond Insurance
Assoc. (MBIA)                         6,689,079        26.9
                                    -----------        ----
Total                               $21,228,136        85.4%
                                    ===========        ====

See notes to financial statements





Hawaii Municipals Portfolio
Portfolio of Investments - January 31, 1997

Tax-Exempt Investments - 100%

Ratings (Unaudited)
------------------   Principal
                        Amount
         Standard         (000
Moody's  & Poor's     Omitted)     Security                                  Value
----------------------------------------------------------------------------------

                                   General Obligations - 17.7%
Aa       AA               $140     State of Hawaii, 5.75%,
                                   1/1/11                                 $146,632
Aa       AA              1,000     State of Hawaii, 5.25%,
                                   6/1/13                                  975,830
Aa       AA                750     City and County of
                                   Honolulu, Hawaii,
                                   4.75%, 9/1/17                           663,863
NR       BBB               590     Government of Guam,
                                   5.375%, 11/15/13                        548,612
Baa1     A                 500     Puerto Rico Public
                                   Buildings Authority,
                                   Public Education and
                                   Health Facilities,
                                   5.50%, 7/1/21                           474,580
                                                                      ------------
                                                                        $2,809,517
                                                                      ------------

                                   Hospitals - 13.2%
Aa3      AA               $400     State of Hawaii
                                   Department of Budget
                                   and Finance,
                                   Kaiser Permanente,
                                   6.25%, 3/1/21                          $411,667
A        A                 625     State of Hawaii
                                   Department of Budget
                                   and Finance,
                                   Kapiolani Health
                                   System, 6.00%, 7/1/19                   626,394
Aa3      AA                800     State of Hawaii
                                   Department of Budget
                                   and Finance, Queens
                                   Health System, 5.75%,
                                   7/1/26                                  788,232
NR       AAA               250     Puerto Rico Industrial,
                                   Tourist, Educational,
                                   Medical and
                                   Environmental Control
                                   Authority, Doctor Pila
                                   Hospital Project, (FHA),
                                   6.25%, 8/1/32                           262,218
                                                                      ------------
                                                                        $2,088,511
                                                                      ------------
                                   Housing - 7.4%
Aa       A              $1,000     State of Hawaii
                                   Housing Finance and
                                   Development SFMB,
                                   5.90%, 7/1/27 (2)                      $999,940
Aa       A                 175     State of Hawaii
                                   Housing Finance and
                                   Development SFMB,
                                   (AMT), 6.00%, 7/1/26                    173,556
                                                                      ------------
                                                                        $1,173,496
                                                                      ------------

                                   Industrial Development/Pollution
                                   Control - 5.3%
A1       AA-              $550     Puerto Rico Industrial,
                                   Tourist, Educational,
                                   Medical and
                                   Environmental Control
                                   Authority, Upjohn
                                   Company Project,
                                   7.50%, 12/1/23                         $597,008
Baa3     BB+                50     Puerto Rico Port
                                   Authority, American
                                   Airlines, (AMT),
                                   6.25%, 6/1/26                            51,348
Baa3     BB+               180     Puerto Rico Port
                                   Authority, American
                                   Airlines, (AMT),
                                   6.30%, 6/1/23                           183,848
                                                                      ------------
                                                                          $832,204
                                                                      ------------

                                   Insured Education - 6.4%
Aaa      AAA              $500     University of Hawaii
                                   Board of Regents,
                                   University System,
                                   (AMBAC), 5.65%,
                                   10/1/12                                $506,625
Aaa      AAA               500     Hawaii State Housing
                                   Development
                                   Corporation,
                                   University of Hawaii,
                                   (AMBAC), 5.65%,
                                   10/1/16                                 500,550
                                                                      ------------
                                                                        $1,007,175
                                                                      ------------

                                   Insured General
                                   Obligations - 12.5%
Aaa      AAA              $700     County of Hawaii,
                                   Hawaii, (FGIC), 5.55%,
                                   5/1/10                                 $721,357
Aaa      AAA               305     County of Kauai,
                                   Hawaii, (MBIA), 5.90%,
                                   2/1/14                                  313,503
Aaa      AAA               250     County of Maui, Hawaii,
                                   (FGIC), 5.75%, 1/1/13                   253,170
Aaa      AAA               250     County of Maui, Hawaii,
                                   (FGIC), 5.125%,
                                   12/15/13                                240,693
Aaa      AAA               500     Commonwealth of
                                   Puerto Rico, (MBIA),
                                   5.00%, 7/1/21                           455,670
                                                                      ------------
                                                                        $1,984,393
                                                                      ------------

                                   Insured Hospitals - 1.3%
Aaa      AAA              $100     State of Hawaii
                                   Department of Budget
                                   and Finance Queen's
                                   Medical Center, (FGIC),
                                   6.50%, 7/1/12                          $103,609
Aaa      AAA               100     State of Hawaii
                                   Department of Budget
                                   and Finance St. Francis
                                   Medical Centers,
                                   (CGIC), 6.50%, 7/1/22                   107,161
                                                                      ------------
                                                                          $210,770
                                                                      ------------

                                   Insured Housing - 3.4%
Aaa      AAA              $495     Honolulu Hawaii City
                                   & County Mortgage
                                   Revenue Bonds, Smith
                                   Beretania Project,
                                   (MBIA), 7.80%, 7/1/24                  $532,407
                                                                      ------------
                                   Insured Transportation - 11.9%
Aaa      AAA              $500     State of Hawaii Airports
                                   System, (AMT), (FGIC),
                                   7.50%, 7/1/20                          $548,140
Aaa      AAA               100     State of Hawaii Airports
                                   System, (AMT), (MBIA),
                                   6.90%, 7/1/12                           114,656
Aaa      AAA               245     State of Hawaii Airports
                                   System, (AMT), (MBIA),
                                   7.00%, 7/1/18                           268,694
Aaa      AAA               250     State of Hawaii Harbor
                                   Revenue, (AMT),
                                   (MBIA), 7.00%, 7/1/17                   270,188
Aaa      AAA               650     State of Hawaii Harbor
                                   Revenue, (AMT),
                                   (FGIC), 6.375%, 7/1/24                  681,350
                                                                      ------------
                                                                        $1,883,028
                                                                      ------------

                                   Insured Utilities - 8.6%
Aaa      AAA              $500     State of Hawaii
                                   Department of Budget
                                   and Finance, Hawaii
                                   Electric Company, Inc.,
                                   (AMT), (MBIA), 6.60%,
                                   1/1/25                                 $539,645
Aaa      AAA               500     State of Hawaii
                                   Department of Budget
                                   and Finance, Hawaii
                                   Electric Company, Inc.,
                                   (AMT), (MBIA), 6.20%,
                                   5/1/26                                  517,345
Aaa      AAA               200     State of Hawaii
                                   Department of Budget
                                   and Finance, Hawaii
                                   Electric Company, Inc.,
                                   (MBIA), 5.875%,
                                   12/1/26                                 198,588
Aaa      AAA               100     Puerto Rico Electric
                                   Power Authority
                                   Stripes, (FSA),
                                   Variable, 7/1/03 (1)                    110,375
                                                                      ------------
                                                                        $1,365,953
                                                                      ------------
                                   Special Tax - 2.9%
Baa1     A                $250     Puerto Rico Highway
                                   and Transportation
                                   Authority, 5.50%,
                                   7/1/36                                 $239,345
Baa1     A                 125     Puerto Rico Highway
                                   and Transportation
                                   Authority, 5.00%,
                                   7/1/22                                  110,350
NR       NR                100     Virgin Islands Public
                                   Finance Authority,
                                   7.25%, 10/1/18                          106,628
                                                                      ------------
                                                                          $456,323
                                                                      ------------
                                   Transportation - 5.6%
Aa       AA               $715     State of Hawaii Highway
                                   Revenue, 5.00%,
                                   7/1/12                                 $684,934
NR       BBB               200     Guam Airport Authority,
                                   (AMT), 6.70%, 10/1/23                   206,266
                                                                      ------------
                                                                          $891,200
                                                                      ------------

                                   Water and Sewer - 3.8%
Aa       AA               $600     Honolulu City and
                                   County Water Supply
                                   System, 5.80%, 7/1/16                  $607,212
                                                                      ------------
Total Tax-Exempt Investments
 (Identified cost, $14,793,835)                                       $ 15,842,189
                                                                      ------------

----------------------------------------------------------------------------------
Put Options on Financial Futures Contracts - 0%
----------------------------------------------------------------------------------
               Contracts
----------------------------------------------------------------------------------
                  10              30 year U.S. Treasury
                                  Bond, American,
                                  Expiration 2/22/97,
                                  Strike Price $108
                                  (identified
                                  cost, $4,896)                       $      1,719
                                                                      ------------
Total Investments
(Identified cost, $14,798,731)                                        $ 15,843,908
                                                                      ============

(1) Security has been issued as an inverse floater bond.

(2) Security has been segregated to cover margin requirements for open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Hawaii municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997,
44.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage by financial institution ranged from 0.7% to 20.3% of total investments.

See notes to financial statements





Kansas Municipals Portfolio
Portfolio of Investments - January 31, 1997

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------Principal
                      Amount
         Standard       (000
Moody's  & Poor's   Omitted)     Security                                             Value
--------------------------------------------------------------------------------------------

                                 General Obligation Local - 2.5%
Aa1      NR             $300     City of Leawood,
                                 5.00%, 9/1/15                                     $285,513
                                                                                -----------

                                 General Obligation
                                 School District - 17.8%
Aa       NR             $400     Douglas County,
                                 (Lawrence), USD No.
                                 497, 6.00%, 9/1/15                                $414,360
Aa       AA              300     Johnson Co. KS USD
                                 #229, 5.00%, 10/1/14                               285,603
Aa       AA              890     Johnson Co. KS USD
                                 #229, 5.00%, 10/1/16                               834,322
Aa1      AA              500     Johnson Co. KS USD
                                 #512, 5.125%, 10/1/16                              475,005
                                                                                -----------
                                                                                 $2,009,290
                                                                                -----------
                                 General  Obligation
                                 Territory - 2.0%
Baa1     A              $250     Puerto Rico Aqueduct
                                 & Sewer Authority,
                                 Revenue Bonds,
                                 5.00%, 7/1/19                                     $226,382
                                                                                -----------
                                 Hospitals - 5.9%
A3       NR             $250     City of Lawrence,
                                 (Lawrence Memorial),
                                 Hospital Revenue
                                 Bonds, 6.20%, 7/1/19                              $255,265
Aa3      AA              455     Shawnee County,
                                 (Sisters of Charity),
                                 Revenue Bonds,
                                 5.00%, 12/1/23                                     412,903
                                                                                -----------
                                                                                   $668,168
                                                                                -----------
                                 Housing - 25.9%
NR       AAA            $230     City of Kansas City,
                                 Multifamily Housing
                                 Revenue Bonds
                                 (MFHRB), (FHA
                                 Insured-Rainbow
                                 Towers), 6.70%, 7/1/23                            $234,724
NR       AAA             405     City of Kansas City,
                                 SFH (GNMA), 7.00%,
                                 12/1/11                                            419,932
Aaa      NR               85     City of Kansas City,
                                 SFH (GNMA), 5.30%,
                                 5/1/07                                              84,357
Aaa      NR               85     City of Kansas City,
                                 SFH (GNMA), 5.30%,
                                 11/1/07                                            $84,334
Aaa      NR              200     City of Kansas City,
                                 SFH (GNMA), 5.90%,
                                 11/1/27                                            198,018
NR       AAA             225     City of Olathe, Kansas,
                                 SFH (AMT),(GNMA),
                                 7.60%, 3/1/07                                      235,620
NR       AAA             250     City of Olathe, Kansas,
                                 MFHRB (FNMA)
                                 (Deerfield Apartments),
                                 6.45%, 6/1/19                                      257,205
Aaa      NR              200     Cities of Olathe and of
                                 Labette, Collateralized
                                 Single Family Mortgage
                                 Revenue Bonds,
                                 (CSFMRB) (GNMA),
                                 8.10%, 8/1/23                                      222,108
Aa       NR              100     Kansas Development
                                 Authority SFH
                                 FHA, (Martin
                                 Creek), 6.60%, 08/1/34                             102,177
Aaa      NR               45     Sedgwick County SFH,
                                 (GNMA), Ser 94 B
                                 8.20%, 05/1/14                                      49,841
Aaa      NR              235     Sedgwick and Shawnee
                                 Counties, CSFMRB
                                 (GNMA), 7.75%,
                                 11/1/24                                            265,421
Aaa      NR              455     Sedgwick and Shawnee
                                 Counties, CSFMRB
                                 (GNMA), 8.00%, 5/1/25                              504,181
NR       AA              250     Puerto Rico Housing
                                 Finance Corporation,
                                 MFMRB 7.50%,
                                 4/1/22                                             263,895
                                                                                -----------
                                                                                 $2,921,813
                                                                                -----------
                                 Industrial Development
                                 Revenue - 2.6%
A2       NR             $100     Puerto Rico I.M.E.
                                 (American Home
                                 Products), 5.10%,
                                 12/1/18                                            $91,560

Baa3     BB+            $200     Puerto Rico Port
                                 Authority, (American
                                 Airlines), 6.30%, 6/1/23                           204,276
                                                                                -----------
                                                                                   $295,836
                                                                                -----------
                                 Insured Health Care - 4.5%
Aaa      AAA            $500     Kansas Dev. Finance
                                 Auth., Health Facilities,
                                 (Stormont-Vail), (MBIA),
                                 5.80%, 11/15/11                                   $513,745
                                                                                -----------
                                 Insured Housing - 4.0%
Aaa      AAA            $215     Sedgwick County
                                 Mortgage Lein Ser 89 A,
                                 (GNMA), (MBIA),
                                 7.50%, 12/1/09                                    $227,614
Aaa      AAA             115     Sedgwick County
                                 Mortgage Lein Ser 89 A,
                                 (GNMA), (MBIA),
                                 7.50%, 12/1/10 (2)                                 121,618
Aaa      AAA             100     Puerto Rico Housing
                                 Finance Corp.,
                                 MFHRB, (AMBAC),
                                 7.50%, 10/1/11                                     104,636
                                                                                -----------
                                                                                   $453,868
                                                                                -----------
                                 Insured Utilities - 4.3%
Aaa      AAA            $345     City of Burlington,
                                 PCR, (Kansas Gas &
                                 Electric Co.) (MBIA),
                                 7.00%, 06/1/31 (2)                                $380,180
Aaa      AAA             100     Puerto Rico Electric
                                 Power Authority, Power
                                 Revenue Bonds, (FSA),
                                 Residual Interest Bonds,
                                 Variable 7/1/02 (1)                                108,875
                                                                                -----------
                                                                                   $489,055
                                                                                -----------
                                 Insured General
                                 Obligations - 3.3%
Aaa      AAA            $150     City of Garnett,
                                 Combined Utility
                                 Revenue Bonds,
                                 (MBIA),
                                 6.00%, 10/1/17                                    $153,831
Aaa      AAA             200     City of Kansas City,
                                 Utility System Revenue
                                 Bonds, (FGIC),
                                 6.375%, 9/1/23                                     213,580
                                                                                -----------
                                                                                   $367,411
                                                                                -----------

                                 Insured General Obligations
                                 School District - 4.6%
Aaa      AAA            $250     Sedgwick County, USD
                                 No. 267, (AMBAC),
                                 6.15%, 11/1/09                                    $269,507
Aaa      AAA             230     Sedgwick County, USD
                                 No. 267, (AMBAC),
                                 6.15%, 11/1/10                                     246,268
                                                                                -----------
                                                                                   $515,775
                                                                                -----------
                                 Insured Hospitals - 17.6%
Aaa      AAA          $1,000     Kansas Dev. Finance
                                 Authority, Health Facilities
                                 Revenue Bonds, (HFRB)
                                 (St. Lukes / Shawnee
                                 Mission), (MBIA),
                                 5.375%, 11/15/26                                  $959,800
Aaa      AAA             200     City of Olathe, HFRB
                                 (Evangelical Lutheran
                                 Good Samaritan Society)
                                 (AMBAC), 6.00%,
                                 5/1/19                                             203,456
Aaa      AAA             895     Shawnee County,
                                 HFRB (Menninger
                                 Foundation) (FSA),
                                 5.00%, 8/15/16                                     823,203
                                                                                -----------
                                                                                 $1,986,459
                                                                                -----------

                                 Transportation - 3.6%
NR       BBB            $100     Guam Airport Authority
                                 General Revenue Bonds,
                                 6.50%, 10/1/23                                    $102,482
NR       BBB             300     Guam Airport Authority
                                 General Revenue Bonds,
                                 (AMT), 6.70%,
                                 10/1/23                                            309,399
                                                                                -----------
                                                                                   $411,881
                                                                                -----------

                                 Utility - 1.4%
NR       BBB            $150     Guam Power Authority
                                 Revenue Bonds, 6.625%,
                                 10/1/14                                           $155,838
                                                                                -----------

                                 Total Tax-Exempt Investments                   $11,301,034
                                 (identified cost $11,067,069)                  ===========

(1) Security has been issued as an inverse floater bond.

(2) Security has been segregated to cover margin requirements for open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 38.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.9% to 20.9% of total investments.

See notes to financial statements




Municipals Portfolios
Financial Statements



Statements of Assets and Liabilities

January 31, 1997
                                           Florida Insured        Hawaii           Kansas
                                              Portfolio         Portfolio         Portfolio
                                            -----------        -----------       -----------
Assets:
Investments --
Identified cost                             $23,841,427        $14,798,731       $11,067,069
Unrealized appreciation                       1,018,130          1,045,177           233,965
                                            -----------        -----------       -----------
Total investments, at value (Note 1A)       $24,859,557        $15,843,908       $11,301,034
Cash                                                858                908           185,908
Receivable from the Investment
Adviser (Note 2)                                 28,072             35,083            28,114
Interest receivable                             430,064            157,824           222,930
Deferred organization expenses (Note 1D)          5,048              4,619             4,564
                                            -----------        -----------       -----------
Total assets                                $25,323,599        $16,042,342       $11,742,550
                                            -----------        -----------       -----------

Liabilities:
Payable for investments purchased           $   922,208         $       --        $       --
Payable for daily variation margin on
open financial futures contracts
(Note 1E)                                         8,744             11,375             3,132
Demand note payable (Note 5)                    186,000             13,000                --
Payable to affiliate --
Trustee fees                                         13                 13                13
Accrued expenses                                  2,775              4,029             3,685
                                            -----------        -----------       -----------
Total liabilities                           $ 1,119,740        $    28,417       $     6,830
                                            -----------        -----------       -----------
Net Assets  applicable to investors'
interest in Portfolio                       $24,203,859        $16,013,925       $11,735,720
                                            ===========        ===========       ===========
Sources of Net Assets:
Net proceeds from capital contributions
and withdrawals                             $23,194,473        $14,948,327       $11,495,966
Unrealized appreciation of investments
and financial futures contracts
(computed on the basis of
identified cost)                              1,009,386          1,065,598           239,754
                                            -----------        -----------       -----------
Total                                       $24,203,859        $16,013,925       $11,735,720
                                            ===========        ===========       ===========

See notes to financial statements






Statements of Operations

For the Year Ended January 31, 1997
                                        Florida Insured            Hawaii           Kansas
                                              Portfolio          Portfolio         Portfolio
                                            -----------         -----------       -----------
Investment Income:
Interest income                              $1,332,951          $ 924,536         $ 696,638
                                             ----------          ---------         ---------
Expenses --
Investment adviser fee (Note 2)              $   41,276          $  24,762         $  18,746
Compensation of Trustees not members of
the Investment Adviser's organization               139                139               139
Legal and accounting services                    18,615             18,597            15,466
Custodian fees (Note 1H)                         17,879             13,062            11,584
Bond pricing                                      5,427              5,684             6,591
Amortization of organization expenses
(Note 1D)                                         2,430              2,221             2,196
Miscellaneous                                     4,919              2,169             1,534
                                             ----------          ---------         ---------
Total expenses                               $   90,685          $  66,634         $  56,256
                                             ----------          ---------         ---------
Deduct --
Reduction of investment adviser fee
(Note 2)                                     $   41,276          $  24,762         $  18,746
Allocation of expenses to the investment
adviser (Note 2)                                 28,072             35,083            28,114
Reduction of custodian fee (Note 1H)             17,461              6,789             9,396
                                             ----------          ---------         ---------
Total                                        $   86,809          $  66,634         $  56,256
                                             ----------          ---------         ---------
Net expenses                                 $    3,876          $      --         $      --
                                             ----------          ---------         ---------
Net investment income                        $1,329,075          $ 924,536         $ 696,638
                                             ----------          ---------         ---------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) --
Investment transactions (identified
cost basis)                                  $  135,300          $ (28,255)        $ 135,431
Financial futures contracts                    (201,480)           (59,990)          (18,658)
                                             ----------          ---------         ---------
Net realized gain (loss)                     $  (66,180)         $ (88,245)        $ 116,773
                                             ----------          ---------         ---------
Change in unrealized appreciation
(depreciation) --
Investments                                  $ (657,383)         $(310,319)        $(405,198)
Financial futures contracts                      (8,744)            20,422             6,615
                                             ----------          ---------         ---------
Net unrealized depreciation                  $ (666,127)         $(289,897)        $(398,583)
                                             ----------          ---------         ---------
Net realized and unrealized loss             $ (732,307)         $(378,142)        $(281,810)
                                             ----------          ---------         ---------
Net increase in net assets from operations   $  596,768          $ 546,394         $ 414,828
                                             ==========          =========         =========

See notes to financial statements





Statements of Changes in Net Assets

For the Year Ended January 31, 1997
                                         Florida Insured            Hawaii             Kansas
                                               Portfolio          Portfolio           Portfolio
                                             -----------         -----------         -----------

Increase (Decrease) in Net Assets:
From operations --
Net investment income                        $ 1,329,075         $   924,536         $   696,638
Net realized gain (loss)                         (66,180)            (88,245)            116,773
Change in unrealized appreciation               (666,127)           (289,897)           (398,583)
                                             -----------         -----------         -----------
Net increase in net assets from operations   $   596,768         $   546,394         $   414,828
                                             -----------         -----------         -----------
Capital transactions --
Contributions                                $ 7,574,982         $ 2,082,938         $ 2,234,921
Withdrawals                                   (5,383,691)         (2,193,484)         (2,522,670)
                                             -----------         -----------         -----------
Increase (decrease) in net assets
resulting from capital transactions          $ 2,191,291         $  (110,546)        $  (287,749)
                                             -----------         -----------         -----------
Total increase in net assets                 $ 2,788,059         $   435,848         $   127,079
Net Assets:
At beginning of year                          21,415,800          15,578,077          11,608,641
                                             -----------         -----------         -----------
At end of year                               $24,203,859         $16,013,925         $11,735,720
                                             ===========         ===========         ===========


For the Year Ended January 31, 1996
                                         Florida Insured            Hawaii             Kansas
                                               Portfolio          Portfolio           Portfolio
                                             -----------         -----------         -----------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                        $ 1,016,847         $   890,336         $   590,562
Net realized loss                                (93,236)           (221,382)            (12,613)
Change in unrealized appreciation              1,447,272           1,475,473             756,065
                                             -----------         -----------         -----------
Net increase in net assets from operations   $ 2,370,883         $ 2,144,427         $ 1,334,014
                                             -----------         -----------         -----------
Capital transactions --
Contributions                                $ 7,413,811         $ 3,305,491         $ 3,013,009
Withdrawals                                   (2,768,845)         (2,736,380)         (1,044,410)
                                             -----------         -----------         -----------
Increase in net assets resulting
from capital transactions                    $ 4,644,966         $   569,111         $ 1,968,599
                                             -----------         -----------         -----------
Total increase in net assets                 $ 7,015,849         $ 2,713,538         $ 3,302,613
Net Assets:
At beginning of year                          14,399,951          12,864,539           8,306,028
                                             -----------         -----------         -----------
At end of year                               $21,415,800         $15,578,077         $11,608,641
                                             ===========         ===========         ===========

See notes to financial statements





Supplementary Data

                                                               Florida Insured Portfolio             Hawaii Portfolio
                                                            ------------------------------    --------------------------------
                                                                 Year Ended January 31,            Year Ended January 31,
                                                            ------------------------------    --------------------------------
                                                              1997       1996       1995*       1997         1996       1995*
                                                            --------   --------   --------    --------     --------   --------
Ratios (As a percentage of average daily net assets):**
Net expenses (1)                                             0.09%       0.07%      0.01%+      0.04%       0.06%       0.06%+
Expenses after custodian fee reduction                       0.02%       0.00%        --        0.00%       0.00%         --
Net investment income                                        5.76%       5.82%      5.73%+      5.96%       6.01%       6.03%+

Portfolio Turnover                                             36%         32%        33%         21%         19%         66%

**The operating expenses of the Portfolios reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses (1)                                                 0.39%       0.39%      0.41%+      0.43%       0.41%       0.38%+
Expenses after custodian fee reduction                       0.32%       0.32%        --        0.39%       0.35%         --
Net investment income                                        5.46%       5.50%      5.33%+      5.57%       5.66%       5.70%+

 +  Annualized.

 *  For the period from the start of business, March 2, 1994, to January 31, 1995.

(1) The expense ratios for the years ended January 31, 1997 and 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase their expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                                                                                                        Kansas Portfolio
                                                                                              ---------------------------------
                                                                                                     Year Ended January 31,
                                                                                              ---------------------------------
                                                                                                1997         1996        1995*
                                                                                              --------     --------    --------
Ratios (As a percentage of average daily net assets):**
Net expenses (1)                                                                                0.08%       0.09%       0.01%+
Expenses after custodian fee reduction                                                          0.00%       0.00%         --
Net investment income                                                                           5.91%       5.93%       5.68%+
Portfolio Turnover                                                                                49%         21%         12%

**The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Net expenses (1)                                                                                0.48%       0.50%       0.43%+
Expenses after custodian fee reduction                                                          0.40%       0.41%         --
Net investment income                                                                           5.51%       5.52%       5.26%+

 +  Annualized.

 *  For the period from the start of business, March 2, 1994, to January 31, 1995.

(1) The expense ratios for the years ended January 31, 1996 and 1997 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase their expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interest in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over the counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investor. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

E. Financial Futures Contracts - Upon the entering of financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in a financial futures contract is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G. When-issued and Delayed Delivery Transactions - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

H. Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of expenses in the statements of operations.

I. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

J. Other - Investment transactions are accounted for on a trade-date basis.


(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 1997, each Portfolio incurred advisory fees as follows:

                     Amount      Effective Rate*
                   ----------    --------------
Florida Insured     $41,276           0.18%
Hawaii               24,762           0.16%
Kansas               18,746           0.16%

* as a percentage of average daily net assets

To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $41,276, $24,762, and $18,746, respectively, and $28,072,
$35,083 and $28,114, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1997, no significant amounts have been deferred.

(3) Investments

Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 1997 were as follows:

                        Florida          Hawaii         Kansas
                   Insured Portfolio   Portfolio      Portfolio
                    --------------    ------------   ------------
Purchases             $13,217,658     $3,937,228     $6,008,107
Sales                   8,158,981      3,202,989      5,675,976

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at January 31, 1997, as computed on a federal income tax basis, are as follows:


                   Florida          Hawaii        Kansas
                 Insured Portfolio     Portfolio      Portfolio
                  --------------     -------------  -------------
Aggregate cost     $ 23,841,427      $  14,798,731  $  11,067,069
                   ============      =============  =============
Gross unrealized
appreciation       $  1,067,357      $   1,056,008   $    290,709
Gross unrealized
depreciation             49,227             10,831         56,744
                   ------------      -------------  -------------
Net unrealized
appreciation       $  1,018,130       $  1,045,177   $    233,965
                   ============      =============  =============



(5) Line of Credit

The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit with a bank. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the banks' adjusted certificate of deposit rate, a Eurodollar rate or federal funds effective rate.

In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1997, the Florida Insured Portfolio and the Hawaii Portfolio had a balance outstanding pursuant to this line of credit of $186,000 and $13,000, respectively. The Florida Insured Portfolio, Hawaii Portfolio, and Kansas Portfolio did not have any significant borrowings or allocated fees during the year ended.

(6) Financial Instruments

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.



A summary of obligations under these financial instruments at January
31, 1997 is as follows:

                     Futures                                             Net Unrealized
                   Contracts                                               Appreciation/
Portfolio        Expiration Date         Contracts          Position      (Depreciation)
----------        --------------       -------------       ----------   ----------------
Florida Insured        3/97       25 U.S. Treasury Bond      Short         $(8,744)
Hawaii                 3/97       13 U.S. Treasury Bond      Short          20,421
Kansas                 3/97        4 U.S. Treasury Bond      Short           5,789

At January 31, 1997, the Portfolios had sufficient cash and/or securities segregated to cover margin requirements on open futures contracts.




Independent Auditors' Report
To the Trustees and Investors of
Florida Insured Municipals Portfolio
Hawaii Municipals Portfolio
Kansas Municipals Portfolio:

We have audited the accompanying statements of assets and liabilities including the portfolio of investments of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1997 and 1996 and supplementary data for the years ended January 31, 1997 and 1996 and for the period from the start of business, March 2, 1994, to January 31, 1995. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. Our procedures included confirmation of securities owned at January 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio, and Kansas Municipals Portfolio at January 31, 1997 and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                    DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 7, 1997



Investment Management

Officers

Thomas J. Fetter
President and Portfolio Manager of
Florida Insured Municipals Portfolio

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President of Florida Insured,
Hawaii and Kansas Municipals Portfolios
and Portfolio Manager of Hawaii
Municipals Portfolio

Nicole Anderes
Vice President and Portfolio Manager
of Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant